UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22385

 NAME OF REGISTRANT:                     Inflation-Linked Securities
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


Inflation-Linked Securities Portfolio transferred its assets to Eaton Vance Short Term Real Return Fund during the reporting period.  The proxy voting record of the Portfolio for record dates on or before
July 16, 2013 is included in this filing.

Inflation-Linked Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Portfolio held no securities which required a proxy vote.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Inflation-Linked Securities Portfolio
By (Signature)       /s/ Thomas H. Luster
Name                 Thomas H. Luster
Title                President
Date                 08/14/2014